PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 6, 2002

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                       AND SUPPLEMENT DATED JUNE 24, 2002
                   THE ACHIEVEMENT SERIES AND EDUCATOR SERIES
    AN INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT E
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

         The purpose of this supplement is to remove any restrictions on the transfer of your Contract Values from the Fixed Account to any subaccount for the Achievement Series and Educator Series Fixed and Variable Annuity.

         As of the date of this supplement through October 31, 2002, you may transfer up to 100% of your Contract Values from the Fixed Account to the subaccounts. You will not be charged a transfer fee for any of the transfers you make during this period. During this period, there will be no limitations or restrictions on your ability to transfer Contract Values from the Fixed Account to any subaccount.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ACHIEVEMENT SERIES AND EDUCATOR SERIES PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                                                  CV-SUPP-E-9.02